Share capital (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Disclosure of classes of share capital [line items]
Number of shares outstanding	166,314,238	163,554,269
Number of shares issued
Number of shares outstanding at beginning of period	163,554,269
EMI exercised (in shares)	1,579,900
Grants vested (in shares)	1,180,069
Number of shares outstanding at end of period	166,314,238
Share capital
Share capital at beginning of period	$ 16,355
EMI exercised	158
Grants vested	118
Share capital at end of period	$ 16,631
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	166,314,238
Par value per share	$ 0.0001	$ 0.0001
Number of shares issued
Number of shares outstanding at end of period	166,314,238